Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income	$ 3,443,569	$ 2,889,351
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	271,024	257,213
Provision for loan losses	211,863	319,565
Gain on the sale of foreclosed assets	(39,610)	(65,786)
Gain on the sale of government guaranteed loans	(127,362)	(229,130)
(Gain) loss on the sale of investments	1,670	(9,206)
(Gain) loss on disposal of property and equipment	(3,867)	452
Deferred income taxes	(186,258)	(25,498)
Amortization of premiums on securities, net of accretion of discounts	27	40
Changes in assets and liabilities:
Accrued interest and other income	(31,639)	13,056
Increase in cash surrender value of life insurance	(160,751)	(163,982)
Other assets	(641,098)	(82,189)
Accrued interest payable	(13,297)	(12,243)
Other liabilities	340,095	545,516
Net cash provided by operating activities	3,064,366	3,437,159
Cash flows from investing activities
Net increase in interest-bearing deposits with banks	(2,964,274)	(1,985,187)
Net (increase) decrease in federal funds sold	98,865	(601,053)
Purchases of investment securities	(2,150,382)	(2,081,221)
Maturities of investment securities	2,256,480	1,009,520
Purchases of restricted equity securities	(310)	(275)
Redemption of restricted equity securities	59,000	61,800
Net increase in loans	(10,126,482)	(6,697,105)
Proceeds from the sale of investment securities	131,403	63,937
Proceeds from the sale of foreclosed assets	160,523	603,490
Proceeds from sale of property and equipment	5,575	100
Purchases of property and equipment	(201,106)	(154,242)
Net cash used in investing activities	(12,730,708)	(9,780,236)
Cash flows from financing activities
Net increase in deposits	10,865,620	7,977,924
Maturities of long-term debt	(1,500,000)	0
Dividends paid on preferred stock	(183,423)	(183,296)
Dividends paid on common stock	(744,026)	0
Common stock options exercised	40,327	0
Net cash provided by financing activities	8,478,498	7,794,628
Net increase (decrease) in cash and due from banks	(1,187,844)	1,451,551
Cash and due from banks, beginning	7,424,593	5,973,042
Cash and due from banks, ending	6,236,749	7,424,593
Supplemental disclosures
Interest paid	1,362,863	1,517,487
Income taxes paid	2,009,722	1,819,472
Loans transferred to foreclosed properties	401,734	46,280
Cash dividends declared but not paid	827,159	790,259
Change in unrealized losses on investment securities available for sale, net	$ 33,481	$ 18,423